Condensed statements of comprehensive income (unaudited) (Details) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (366,973)	$ (2,984,116)
Total comprehensive loss	(1,348,015)	(7,600,848)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	(366,973)	(2,984,116)
Other comprehensive loss	(981,042)	(4,616,732)
Total comprehensive loss	$ (1,348,015)	$ (7,600,848)